AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 98.6%
Communication Services - 0.8%
ZoomInfo Technologies, Inc.*	36,713	$588,876
Consumer Discretionary - 11.9%
BorgWarner, Inc.	11,869	402,359
Boyd Gaming Corp.	11,112	705,501
Bright Horizons Family Solutions, Inc.*	2,991	293,866
Caesars Entertainment, Inc.*	32,228	1,413,842
Cava Group, Inc.*	206	9,641
Five Below, Inc.*	47	8,435
Floor & Decor Holdings, Inc., Class A*	61	6,134
LCI Industries	1,413	157,239
Lithia Motors, Inc.	7,488	2,207,837
Mattel, Inc.*	62,729	1,122,222
Meritage Homes Corp.	2,832	469,007
Modine Manufacturing Co.*	17,940	1,239,474
Stoneridge, Inc.*	20,617	366,776
Under Armour, Inc., Class C*	17,449	129,123

Total Consumer Discretionary		8,531,456
Energy - 5.0%
Chord Energy Corp	204	31,367
International Seaways, Inc.	36,945	1,981,730
Permian Resources Corp.	55,922	753,829
Scorpio Tankers, Inc. (Monaco)	7,056	498,859
Tidewater, Inc.*	2,263	152,051
Weatherford International PLC*	1,710	153,130

Total Energy		3,570,966
Financials - 1.0%
The Carlyle Group, Inc.	8,212	328,644
NMI Holdings, Inc., Class A*	7,401	236,240
Paymentus Holdings, Inc., Class A*	11,244	178,330
Toast, Inc., Class A*	601	10,680

Total Financials		753,894
Health Care - 14.6%
ACADIA Pharmaceuticals, Inc.*	29,370	760,977
Avantor, Inc.*	37,607	864,585
Axsome Therapeutics, Inc.*,1	4,420	397,933
BioMarin Pharmaceutical, Inc.*	320	28,186
Blueprint Medicines Corp.*	4,230	336,412
Catalent, Inc.*	14,066	726,368
CRISPR Therapeutics AG (Switzerland)*,1	10,363	652,351
Elanco Animal Health, Inc.*	9,753	143,759
Exact Sciences Corp.*	4,089	267,421
	Shares	Value

Insmed, Inc.*	14,252	$396,206
Inspire Medical Systems, Inc.*	10,698	2,255,887
Insulet Corp.*	3,270	624,145
Jazz Pharmaceuticals PLC*	59	7,240
Natera, Inc.*	2,796	184,368
Novocure, Ltd. (Jersey)*	27,075	376,884
Pacira BioSciences, Inc.*	36,238	1,180,996
Quanterix Corp.*	7,151	157,966
Sarepta Therapeutics, Inc.*	4,565	543,189
United Therapeutics Corp.*	34	7,302
Vericel Corp.*	13,320	572,494

Total Health Care		10,484,669
Industrials - 27.8%
ACV Auctions, Inc., Class A*	17,990	233,330
Alaska Air Group, Inc.*	34,615	1,240,255
Array Technologies, Inc.*,1	36,222	479,579
Azul, S.A., ADR (Brazil)*,1	127,364	1,034,196
Beacon Roofing Supply, Inc.*	24,803	2,055,921
Bloom Energy Corp., Class A*,1	3,857	43,661
Builders FirstSource, Inc.*	13,622	2,366,550
BWX Technologies, Inc.	4,227	344,416
Controladora Vuela Cia de Aviacion, S.A.B de CV, ADR (Mexico)*	28,147	222,924
EnerSys	3,642	348,066
FTAI Aviation, Ltd.	66,284	3,576,022
GMS, Inc.*	15,109	1,271,573
Granite Construction, Inc.	30,469	1,374,457
The Greenbrier Cos., Inc.	16,722	760,182
Huron Consulting Group, Inc.*	337	34,890
KBR, Inc.	134	6,983
Knight-Swift Transportation Holdings, Inc.	7,834	449,515
Kratos Defense & Security Solutions, Inc.*	20,629	349,249
Leidos Holdings, Inc.	675	74,567
Masonite International Corp.*	11,254	1,035,931
MasTec, Inc.*	9,343	613,555
Quanta Services, Inc.	66	12,807
RXO, Inc.*	46,363	964,350
Sensata Technologies Holding PLC	422	15,264
Shoals Technologies Group, Inc., Class A*	22,542	296,878
Stratasys, Ltd.*	51,612	682,311
Symbotic, Inc.*,1	132	5,680
Vertiv Holdings Co., Class A	185	10,421
WESCO International, Inc.	79	13,708

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 27.8% (continued)
XPO, Inc.*	1,252	$106,971

Total Industrials		20,024,212
Information Technology - 23.6%
Bill.com Holdings, Inc.*	3,250	253,663
Coherent Corp.*	57,322	2,725,088
Couchbase, Inc.*	28,248	706,200
DocuSign, Inc.*	2,524	153,762
Elastic, N.V.*	8,521	997,468
Grid Dynamics Holdings, Inc.*	32,257	420,954
Guidewire Software, Inc.*	3,842	429,075
indie Semiconductor, Inc., Class A*,1	132,071	801,671
MaxLinear, Inc.*	44,553	927,593
MKS Instruments, Inc.	2,415	257,077
MongoDB, Inc.*	2,106	843,495
Monolithic Power Systems, Inc.	181	109,092
Okta, Inc.*	90	7,439
Pure Storage, Inc., Class A*	55,607	2,223,724
Qorvo, Inc.*	293	29,224
Sanmina Corp.*	2,822	168,812
SiTime Corp.*	138	14,707
SMART Global Holdings, Inc.*	62,411	1,226,376
Super Micro Computer, Inc.*	2,186	1,157,727
Twilio, Inc., Class A*	6,395	449,760
UiPath, Inc., Class A*	11,277	259,145
Ultra Clean Holdings, Inc.*	56,237	2,148,253
Western Digital Corp.*	11,356	650,131
Wolfspeed, Inc.*,1	603	19,628

Total Information Technology		16,980,064
Materials - 11.4%
Alcoa Corp.	846	25,168
Aspen Aerogels, Inc.*	33,455	375,700
ATI, Inc.*	32,811	1,340,985
Carpenter Technology Corp.	20,142	1,240,546
Eagle Materials, Inc.	12,642	2,860,632
ERO Copper Corp. (Canada)*,1	8,898	139,343
Hecla Mining Co.	115,934	441,708
MP Materials Corp.*,1	10,370	163,950
	Shares	Value

Ranpak Holdings Corp.*	26,208	$107,977
Sigma Lithium Corp. (Brazil)*,1	75,544	1,515,413

Total Materials		8,211,422
Real Estate - 2.5%
DigitalBridge Group, Inc.	68,397	1,343,317
First Industrial Realty Trust, Inc., REIT	6,199	319,373
Independence Realty Trust, Inc., REIT	5,773	84,805
STAG Industrial, Inc., REIT	1,459	53,895

Total Real Estate		1,801,390

Total Common Stocks (Cost $62,525,675)		70,946,949

	Principal Amount
Short-Term Investments - 2.4%
Joint Repurchase Agreements - 1.7%[2]
Daiwa Capital Markets America, dated 01/31/24, due 02/01/24, 5.340% total to be received $234,314 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.500%, 12/12/25 - 02/01/54, totaling $238,965)	$234,279	234,279
Deutsche Bank Securities, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $1,000,148 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 09/15/39 - 10/20/62, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,234,279

	Shares
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[3]	202,419	202,419
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%[3]	303,629	303,629

Total Other Investment Companies		506,048

Total Short-Term Investments (Cost $1,740,327)		1,740,327
Total Investments - 101.0% (Cost $64,266,002)		72,687,276
Other Assets, less Liabilities - (1.0)%		(728,060)
Net Assets - 100.0%		$71,959,216

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,519,751 or 3.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$70,946,949	—	—	$70,946,949
Short-Term Investments
Joint Repurchase Agreements	—	$1,234,279	—	1,234,279
Other Investment Companies	506,048	—	—	506,048
Total Investments in Securities	$71,452,997	$1,234,279	—	$72,687,276

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,519,751	$1,234,279	$1,429,827	$2,664,106
The following table summarizes the securities received as collateral for securities lending at January 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/24-08/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.